BIOLOGICAL ASSETS - Significant Inputs or assumptions (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) Plant $ / shares	Dec. 31, 2019 USD ($) Plant $ / shares
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Grams of dried cannabis produced by biological assets	10,896,631	3,360,263
Average selling price per gram
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase	5.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input	$ 703,898	$ 209,858
Average selling price per gram | Weighted average input
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Significant unobservable input, assets | $ / shares	5.05	5.00
Average harvest yields per plant
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase	5.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input	$ 666,417	$ 157,663
Average harvest yields per plant | Weighted average input
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Significant unobservable input, assets | Plant	191	233